Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 28, 2021	Dec. 31, 2021	Mar. 24, 2021
Commitments and Contingencies (Details) [Line Items]
State-guaranteed loan		$ 106,053
Shareholders granted amount		$ 1,600,000
Leases, description		The Company operates from leased facilities located in Israel, leased for periods expiring in 2027 (including an extension option to 3 years).
Total amount of grants received		$ 285,204
Payments for royalities		7,301
Aggregate gross proceeds			$ 1,500,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Long-term restricted deposits		$ 37,801
Payment to IIA		3.00%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Long-term restricted deposits		$ 10,540
Payment to IIA		5.00%
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate gross proceeds	$ 15,000,000
underwriting discount	7.00%
Non-accountable expense allowance	$ 0.005
Warrants to purchase ordinary shares, percentage	5.00%
Warrents exercisable, description	The warrants are exercisable beginning on August 4, 2022, and will expire on February 4, 2027, at a price per share equal to 125% of the initial public offering price of the Ordinary Shares or other securities sold in the IPO (see note 13).